                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
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                         MFS INTERMEDIATE INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/05



MFS(R) INTERMEDIATE
INCOME TRUST

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) INTERMEDIATE INCOME TRUST
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 95.6%
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AGENCY - OTHER - 0.3%
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Small Business Administration, 7.64%, 2010                                               $   2,092,700            $     2,357,658
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ASSET BACKED & SECURITIZED - 1.6%
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Commercial Mortgage Acceptance Corp., 6.04%, 2030                                        $   6,000,000            $     6,220,511
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Commercial Mortgage Acceptance Corp., FRN, 1.0142%, 2030^                                   83,317,027                  2,898,949
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Falcon Franchise Loan LLC, FRN, 3.4002%, 2023#^                                             14,747,614                  1,823,924
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Multi-Family Capital Access One, Inc., 6.65%, 2024                                           2,591,749                  2,712,549
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                                                                                                                  $    13,655,933
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BANKS & CREDIT COMPANIES - 0.1%
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SG Capital Trust I, 7.875%, 2010                                                EUR            375,000            $       544,357
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EMERGING MARKET QUASI-SOVEREIGN - 0.7%
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Korea Development Bank, 4.75%, 2009                                                      $   1,700,000            $     1,699,604
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Petroleos Mexicanos, 9.375%, 2008                                                            2,318,000                  2,619,340
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Petronas Capital Ltd., 7.875%, 2022                                                          1,158,000                  1,448,124
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                                                                                                                  $     5,767,068
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EMERGING MARKET SOVEREIGN - 3.1%
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Federal Republic of Brazil, 8%, 2014                                                     $   1,859,773            $     1,885,345
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Republic of Chile, FRN, 4.069%, 2008                                                         2,321,000                  2,332,605
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Republic of Panama, 9.375%, 2023                                                                74,000                     92,130
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Republic of Panama, 9.375%, 2029                                                             1,486,000                  1,862,701
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Republic of South Africa, 9.125%, 2009                                                       1,935,000                  2,213,156
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Russian Federation, 3%, 2008                                                                 3,277,000                  3,081,691
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Russian Federation, 11%, 2018                                                                1,706,000                  2,526,927
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Russian Ministry of Finance, 12.75%, 2028                                                    1,006,000                  1,809,392
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State of Israel, 5.125%, 2014                                                                5,000,000                  4,975,303
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State of Qatar, 9.75%, 2030                                                                  2,165,000                  3,263,738
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United Mexican States, 8.125%, 2019                                                          2,205,000                  2,665,845
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United Mexican States, 8.3%, 2031                                                              279,000                    344,844
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                                                                                                                  $    27,053,677
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.8%
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KFW International Finance, Inc., 2.375%, 2006                                            $   4,120,000            $     4,035,552
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KFW International Finance, Inc., 3.25%, 2007                                                 4,200,000                  4,121,426
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Landesbank Baden-Wurttemberg, 5.125%, 2007                                                   7,700,000                  7,804,682
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                                                                                                                  $    15,961,660
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INTERNATIONAL MARKET SOVEREIGN - 32.4%
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Canada Housing Trust, 4.65%, 2009                                               CAD          1,935,000            $     1,654,274
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Federal Republic of Germany, 3.5%, 2008                                         EUR         20,150,000                 25,260,914
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Federal Republic of Germany, 3.75%, 2015                                        EUR          6,013,000                  7,605,121
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Government of Australia, 6.25%, 2015                                            AUD          5,234,000                  4,306,196
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Government of Canada, 5.25%, 2012                                               CAD          4,012,000                  3,580,879
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Government of Canada, 4.5%, 2015                                                CAD            518,000                    442,998
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Government of New Zealand, 7%, 2009                                             NZD          3,964,000                  2,827,174
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Government of New Zealand, 6.5%, 2013                                           NZD         31,391,000                 22,516,599
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Government of New Zealand, 6%, 2015                                             NZD          6,665,000                  4,647,413
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Kingdom of Denmark, 6%, 2011                                                    DKK              1,000                        192
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Kingdom of Netherlands, 5.75%, 2007                                             EUR         12,606,000                 16,113,152
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Kingdom of Netherlands, 3.75%, 2009                                             EUR         14,880,000                 18,881,341
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Kingdom of Norway, 6.5%, 2013                                                   NOK         14,860,000                  2,761,920
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Kingdom of Spain, 6%, 2008                                                      EUR         16,450,000                 21,707,489
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Kingdom of Spain, 5.35%, 2011                                                   EUR         14,223,000                 19,657,142
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Republic of Austria, 5.5%, 2007                                                 EUR         10,678,000                 13,838,122
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Republic of Finland, 3%, 2008                                                   EUR         12,752,000                 15,742,137
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Republic of Finland, 5.375%, 2013                                               EUR         10,509,000                 14,794,802
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Republic of France, 4.75%, 2007                                                 EUR         18,446,000                 23,426,876
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Republic of Ireland, 4.25%, 2007                                                EUR         21,039,000                 26,599,748
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Republic of Ireland, 4.6%, 2016                                                 EUR          2,846,000                  3,860,586
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United Kingdom Treasury, 5.75%, 2009                                            GBP          5,812,000                 10,841,205
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United Kingdom Treasury, 8%, 2015                                               GBP          8,027,000                 18,470,132
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                                                                                                                  $   279,536,412
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MORTGAGE BACKED - 24.7%
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Fannie Mae, 5.669%, 2006                                                                 $   6,650,773            $     6,685,186
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Fannie Mae, 6.984%, 2007                                                                     4,078,823                  4,229,661
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Fannie Mae, 6.022%, 2010                                                                     6,800,000                  7,230,503
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Fannie Mae, 4.556%, 2011                                                                     9,083,694                  9,053,533
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Fannie Mae, 6.8%, 2011                                                                       3,500,000                  3,832,637
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Fannie Mae, 4.845%, 2013                                                                     2,135,286                  2,148,882
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Fannie Mae, 4.667%, 2014                                                                     4,753,486                  4,729,184
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Fannie Mae, 4.846%, 2014                                                                     4,252,666                  4,278,593
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Fannie Mae, 5.412%, 2014                                                                     2,081,301                  2,190,329
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Fannie Mae, 4.62%, 2015                                                                        993,082                    981,361
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Fannie Mae, 4.925%, 2015                                                                     2,123,003                  2,145,943
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Fannie Mae, 6%, 2016 - 2034                                                                 21,498,200                 22,010,361
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Fannie Mae, 5.5%, 2017 - 2025                                                               15,597,742                 15,878,587
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Fannie Mae, 5%, 2018 - 2019                                                                  8,373,991                  8,399,710
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Fannie Mae, 4.5%, 2019                                                                      12,697,162                 12,497,324
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Fannie Mae, 6.5%, 2031                                                                       9,863,168                 10,221,413
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Fannie Mae, TBA, 5.5%, 2033                                                                 13,987,000                 14,056,935
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Freddie Mac, 4.125%, 2010                                                                   18,994,000                 18,748,104
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Freddie Mac, 5.5%, 2017 - 2019                                                              11,627,179                 11,861,852
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Freddie Mac, 6%, 2017 - 2034                                                                 3,007,339                  3,101,616
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Freddie Mac, 5%, 2019 - 2023                                                                33,406,766                 33,550,621
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Freddie Mac, 3%, 2021                                                                        4,700,000                  4,598,036
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Ginnie Mae, 8.5%, 2005 - 2009                                                                1,561,580                  1,655,061
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Ginnie Mae, 7.5%, 2022 - 2023                                                                  294,188                    315,951
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Ginnie Mae, 6.5%, 2028                                                                       3,921,797                  4,102,158
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Ginnie Mae, 6%, 2033                                                                         4,119,651                  4,237,826
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                                                                                                                  $   212,741,367
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OIL SERVICES - 0%
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Petroleum Export Peloil, 5.265%, 2011#                                                   $     309,000            $       309,247
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U.S. GOVERNMENT AGENCIES - 15.9%
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Fannie Mae, 4.75%, 2007                                                                  $   4,000,000            $     4,025,800
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Fannie Mae, 6.625%, 2007                                                                     5,000,000                  5,251,880
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Fannie Mae, 3.375%, 2008                                                                    17,000,000                 16,505,198
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Fannie Mae, 6%, 2008                                                                        10,000,000                 10,447,020
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Fannie Mae, 4.25%, 2009                                                                      5,000,000                  4,979,375
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Federal Home Loan Bank, 2.25%, 2006                                                         10,415,000                 10,270,919
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Freddie Mac, 4.25%, 2009                                                                     7,000,000                  6,967,723
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Freddie Mac, 6.875%, 2010                                                                    6,337,000                  7,050,343
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Freddie Mac, 5.125%, 2012                                                                   27,600,000                 28,655,728
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Small Business Administration, 5.34%, 2021                                                   7,263,842                  7,485,959
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Small Business Administration, 6.34%, 2021                                                   3,164,716                  3,363,121
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Small Business Administration, 6.35%, 2021                                                   4,322,118                  4,592,094
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Small Business Administration, 6.44%, 2021                                                   2,770,687                  2,954,032
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Small Business Administration, 6.625%, 2021                                                  3,270,881                  3,530,164
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Small Business Administration, 4.93%, 2024                                                   2,724,452                  2,749,606
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U.S. Department of Housing & Urban Development, 5.53%, 2008                                 11,000,000                 11,370,546
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U.S. Department of Housing & Urban Development, 7.198%, 2009                                 6,000,000                  6,613,932
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                                                                                                                  $   136,813,440
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U.S. TREASURY OBLIGATIONS - 14.9%
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U.S. Treasury Bonds, 13.875%, 2011                                                       $  25,500,000            $    27,449,348
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U.S. Treasury Bonds, 10.375%, 2012                                                          32,600,000                 37,054,497
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U.S. Treasury Bonds, 12%, 2013                                                              32,500,000                 39,757,900
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U.S. Treasury Notes, 6.125%, 2007##                                                          5,000,000                  5,205,470
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U.S. Treasury Notes, 6.5%, 2010                                                              4,500,000                  4,932,599
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U.S. Treasury Notes, 4.875%, 2012                                                            5,000,000                  5,200,780
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U.S. Treasury Notes, 4.25%, 2013                                                             4,220,000                  4,225,275
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U.S. Treasury Notes, 4.75%, 2014                                                             4,700,000                  4,864,133
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                                                                                                                  $   128,690,002
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UTILITIES - ELECTRIC POWER - 0.1%
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HQI Transelec Chile S.A., 7.875%, 2011                                                   $     686,000            $       774,217
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Total Bonds (Identified Cost, $834,324,428)                                              $ 824,205,038
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                                                                                         PAR AMOUNT
ISSUER/EXPIRATION/STRIKE PRICE                                                           OF CONTRACTS                     $ VALUE
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CALL OPTIONS PURCHASED
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Japanese Yen August 2005 @ $111.90 (Premiums Paid, $75,760)                     JPY        895,200,000            $        67,140
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ISSUER                                                                                  PAR AMOUNT
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REPURCHASE AGREEMENT - 2.4%
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Goldman Sachs, 3.30%, dated 7/29/05, due 8/01/05, total to be received
$21,190,826 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                    $  21,185,000            $    21,185,000
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Total Investments (Identified Cost, $855,585,188)                                                                 $   845,457,178
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OTHER ASSETS, LESS LIABILITIES - 2.0%                                                                                  16,937,794
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Net Assets - 100.0%                                                                                               $   862,394,972
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  ^   Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  #   SEC Rule 144A restriction.
 ##   All or a portion of the security has been segregated as collateral for an open futures contract.
FRN = Floating Rate Notes. The interest rate is the rate in effect as of the period end.
TBA = To Be Announced.

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2005, are as follows:


United States                  61.1%
------------------------------------
Germany                         5.8%
------------------------------------
Spain                           4.9%
------------------------------------
Netherlands                     4.1%
------------------------------------
Ireland                         3.6%
------------------------------------
Finland                         3.6%
------------------------------------
New Zealand                     3.5%
------------------------------------
United Kingdom                  3.4%
------------------------------------
France                          2.8%
------------------------------------
Other                           7.2%
------------------------------------



Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        AUD= Australian Dollar CAD= Canadian Dollar
        CHF= Swiss Franc
        DKK= Danish Krone
        EUR= Euro
        GBP= British Pound
        JPY= Japanese Yen
        NOK= Norwegian Krone
        NZD= New Zealand Dollar
        SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                     $ 875,352,258
                                                   =============
Gross unrealized appreciation                      $   6,356,047
Gross unrealized depreciation                        (36,251,127)
                                                   -------------
Net unrealized appreciation(depreciation)          $ (29,895,080)
                                                   =============


(2) Financial Instruments


The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                         NET UNREALIZED
                                        CONTRACTS TO                                   CONTRACTS          APPRECIATION
SETTLEMENT DATE                        DELIVER/RECEIVE      IN EXCHANGE FOR             AT VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
SALES
8/8/05                         AUD          5,475,658         $   4,121,175           $   4,151,030       $     (29,855)
8/8/05                         CAD          2,840,039             2,313,994               2,321,778              (7,784)
8/8/05-8/24/05                 EUR        175,501,142           214,068,638             213,047,080           1,021,558
9/1/05-9/6/05                  GBP         16,608,091            29,664,755              29,181,715             483,040
8/24/05                        NOK          4,650,705               712,605                 717,971              (5,366)
8/8/05                         NZD         35,804,796            24,815,653              24,431,296             384,357
                                                              -------------           -------------       -------------
                                                              $ 275,696,820           $ 273,850,870       $   1,845,950
                                                              =============           =============       =============

PURCHASES
9/7/05                         CHF          2,584,813         $   2,073,157           $   2,012,749       $     (60,408)
8/15/05                        DKK            733,546               117,697                 119,369               1,672
8/8/05-8/24/05                 EUR          4,965,160             6,012,610               6,027,364              14,754
9/7/05                         NOK             69,561                10,508                  10,745                 237
8/15/05                        SEK          1,631,962               216,478                 210,425              (6,053)
                                                              -------------           -------------       -------------
                                                              $   8,430,450           $   8,380,652       $     (49,798)
                                                              =============           =============       =============

At July 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $996,360 with Merrill Lynch International.

At July 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.


Futures Contracts
                                                                                                                     Unrealized
                                                                                                                     Appreciation
Description                                                 Expiration       Contracts          Position            (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures                        September 2005       240               Long            $      (583,195)
U.S. Treasury Notes 5 Year Futures                         September 2005        60              Short                     92,565
                                                                                                                  ---------------
                                                                                                                  $      (490,630)
                                                                                                                  ===============


At July 31, 2005, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.


The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a premium or discount to NAV.

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.